Document	Jun. 01, 2021	May 04, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jun. 08, 2021
Entity Registrant Name		SMART SAND, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37936
Entity Tax Identification Number		45-2809926
Entity Address, Address Line One		1725 Hughes Landing Blvd
Entity Address, Address Line Two		Suite 800
Entity Address, City or Town		The Woodlands
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77380
City Area Code		281
Local Phone Number		231-2660
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Amendment Flag		false
Entity Central Index Key		0001529628